Securities (Amortized Cost And Fair Value Of Available-For-Sale Securities Portfolio) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 9,574	$ 17,532
Gross Unrealized Gains	113	204
Gross Unrealized Losses	15	97
Fair Value	9,672	17,639
Corporate Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,360	4,429
Gross Unrealized Gains	11
Gross Unrealized Losses	8	64
Fair Value	4,363	4,365
State and Municipal [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,926	2,006
Gross Unrealized Losses	7	20
Fair Value	1,919	1,986
Mortgage-Backed Securities - Residential [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	934	1,399
Gross Unrealized Gains	49	87
Fair Value	983	1,486
Collateralized Mortgage Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,354	9,698
Gross Unrealized Gains	53	117
Gross Unrealized Losses		13
Fair Value	$ 2,407	$ 9,802